Investment Strategy	Nov. 21, 2025
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions based on a targeted annual cash distribution level of 12% (the “Annual 12% Target”), and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Semiconductor Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Semiconductor ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects Semiconductor Companies (defined below) in which the Fund will invest. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Semiconductor Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the Semiconductor Companies, which subjects the Fund to specific industry-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities (and/or Semiconductor ETFs), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Semiconductor ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Semiconductor Companies). The  Fund applies its options strategies consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 12% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1% per month. The Fund has also established a target annual cash distribution level of approximately 12% of its net asset value (the “Annual 12% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1%, which, when annualized, correspond to the Annual 12% Target. The Annual 12% Target is not a guarantee, nor does it represent a 12% yield or a 12% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 12% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 12% Target in any year.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Semiconductor Companies and options contracts on (i) Semiconductor Companies, and/or (ii) Semiconductor ETFs. For purposes of the foregoing, the Fund defines a “Semiconductor Company” as a company that generates at least 50% of its revenue from the design, manufacture, or sale of semiconductors or semiconductor equipment, and a “Semiconductor ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Semiconductor Companies.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Semiconductor Companies and options contracts
YieldMax(TM) Target 12(TM) Biotech & Pharma Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions based on a targeted annual cash distribution level of 12% (the “Annual 12% Target”), and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Biotech and Pharma Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Biotech and Pharma ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects Biotech and Pharma Companies (defined below) in which the Fund will invest. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Biotech and Pharma Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the Biotech and Pharma Companies, which subjects the Fund to specific industry-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities (and/or Biotech and Pharma ETFs), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Biotech and Pharma ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Biotech and Pharma Companies). The  Fund applies its options strategies consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 12% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1% per month. The Fund has also established a target annual cash distribution level of approximately 12% of its net asset value (the “Annual 12% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1%, which, when annualized, correspond to the Annual 12% Target. The Annual 12% Target is not a guarantee, nor does it represent a 12% yield or a 12% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 12% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 12% Target in any year.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Biotech and Pharma Companies and options contracts on (i) Biotech and Pharma Companies, and/or (ii) Biotech and Pharma ETFs. For purposes of the foregoing, the Fund defines a “Biotech and Pharma Company” as a company that generates at least 50% of its revenue from the research, development, manufacturing, and commercialization of biotechnological and pharmaceutical products, and a “Biotech and Pharma ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Biotech and Pharma Companies.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Biotech and Pharma Companies and options contracts
YieldMax(TM) Target 12(TM) Energy Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions based on a targeted annual cash distribution level of 12% (the “Annual 12% Target”), and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Energy Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Energy ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects Energy Companies (defined below) in which the Fund will invest. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Energy Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be focused in the same industry or industries of the energy sector as those of the Energy Companies, which subjects the Fund to specific energy-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities (and/or Energy ETFs), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using an “Energy ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Energy Companies). The  Fund applies its options strategies consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 12% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1% per month. The Fund has also established a target annual cash distribution level of approximately 12% of its net asset value (the “Annual 12% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1%, which, when annualized, correspond to the Annual 12% Target. The Annual 12% Target is not a guarantee, nor does it represent a 12% yield or a 12% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 12% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 12% Target in any year.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Energy Companies and options contracts on (i) Energy Companies, and/or (ii) Energy ETFs. For purposes of the foregoing, the Fund defines an “Energy Company” as a company that generates at least 50% of its revenue from operating in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power, and an “Energy ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Energy Companies.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Energy Companies and options contracts
YieldMax(TM) Target 12(TM) Real Estate Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions based on a targeted annual cash distribution level of 12% (the “Annual 12% Target”), and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Real Estate Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Real Estate ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects Real Estate Companies (defined below) in which the Fund will invest. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Real Estate Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries of the real estate sector as those of the Real Estate Companies, which subjects the Fund to specific real estate-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities (and/or Real Estate ETFs), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Real Estate ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Real Estate Companies). The  Fund applies its options strategies consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 12% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1% per month. The Fund has also established a target annual cash distribution level of approximately 12% of its net asset value (the “Annual 12% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1%, which, when annualized, correspond to the Annual 12% Target. The Annual 12% Target is not a guarantee, nor does it represent a 12% yield or a 12% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 12% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 12% Target in any year.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Real Estate Companies and options contracts on (i) Real Estate Companies, and/or (ii) Real Estate ETFs. For purposes of the foregoing, the Fund defines a “Real Estate Company” as a company, including a REIT, that generates at least 50% of its revenue from the real estate industry, and a “Real Estate ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Real Estate Companies.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Real Estate Companies and options contracts
YieldMax(TM) Target 12(TM) Tech & Innovation Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions based on a targeted annual cash distribution level of 12% (the “Annual 12% Target”), and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Tech and Innovation Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Tech and Innovation ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects Tech and Innovation Companies (defined below) in which the Fund will invest. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Tech and Innovation Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries of the technology sector as those of the Tech and Innovation Companies, which subjects the Fund to specific technology-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities (and/or Tech and Innovation ETFs), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Tech and Innovation ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Tech and Innovation Companies). The  Fund applies its options strategies consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 12% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1% per month. The Fund has also established a target annual cash distribution level of approximately 12% of its net asset value (the “Annual 12% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1%, which, when annualized, correspond to the Annual 12% Target. The Annual 12% Target is not a guarantee, nor does it represent a 12% yield or a 12% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 12% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 12% Target in any year.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Tech and Innovation Companies and options contracts on (i) Tech and Innovation Companies, and/or (ii) Tech and Innovation ETFs. For purposes of the foregoing, the Fund defines a “Tech and Innovation Company” as a company that generates at least 50% of its revenue from the innovation, advancement, and use of technology across various sectors and industries, and a “Tech and Innovation ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Tech and Innovation Companies.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Tech and Innovation Companies and options contracts
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions based on a targeted annual cash distribution level of 12% (the “Annual 12% Target”), and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of equity securities of the Big 50 Companies (each, an “Underlying Security”) (the “Equity Strategy”) and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities. Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the Big 50 Companies for the Fund’s investments. Each Big 50 Company must be domiciled or headquartered in the United States and, in the Adviser’s opinion, have sufficient liquidity in its options contracts to effectively implement its Options Strategies. The Adviser evaluates both the market capitalization of potential companies and the liquidity of their options contracts. The Fund’s portfolio generally weights the equity securities of the Big 50 Companies based on market capitalization, with adjustments made to ensure the largest companies don't represent outsized exposures for the Fund. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

The Fund’s portfolio will generally be comprised of fifty companies. As noted above, the Adviser may exclude U.S. companies that meet the market capitalization criteria if their options contracts lack sufficient liquidity.

Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation. Due to market movements, a company that qualifies as a Big 50 Company at the time of purchase may subsequently cease to qualify. The Fund’s portfolio will typically be rebalanced quarterly to maintain exposure to the current set of Big 50 Companies.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a monthly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid) with a target of approximately 1% per month. Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. The Fund’s options strategies are applied consistently, whether the Underlying Security is held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 12% Target Distribution

As discussed above, the Fund’s options strategies are designed to seek net premiums of approximately 1% per month. The Fund has also established a target annual cash distribution level of approximately 12% of its net asset value (the “Annual 12% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1%, which, when annualized, correspond to the Annual 12% Target. The Annual 12% Target is not a guarantee, nor does it represent a 12% yield or a 12% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 12% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a monthly or more frequent basis, but there is no assurance the Fund will achieve the Annual 12% Target in any year.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the U.S.-listed equity securities of Big 50 Companies and options contracts on the Big 50 Companies. For purposes of the foregoing, the Fund defines a Big 50 Company as one of the 50 largest U.S. companies (in terms of market capitalization) that: (i) have equity securities listed in the U.S.; (ii) are either domiciled or headquartered in the U.S.; and (iii) whose U.S.-listed equity securities have options contracts that are sufficiently liquid as determined by the Adviser.

As of October 31, 2025, the Fund was concentrated (i.e., it held more than 25% of its total assets) in the information technology sector.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the U.S.-listed equity securities of Big 50 Companies and options contracts on the Big 50 Companies.
YieldMax(R) AI & Tech Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions, and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of AI and Technology Companies (each, an “Underlying Security”) (the “Equity Strategy”) and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or AI and Technology ETFs (described below). The Fund will also maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the AI and Technology Companies in which the Fund will invest. AI and Technology Companies are companies involved in AI software, cloud infrastructure, AI semiconductors, network infrastructure, AI consulting services, software and IT services, technology hardware manufacturing and distribution, semiconductor production, interactive media, and diversified consumer services related to technology and entertainment. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

AI and Technology Companies may include companies from foreign countries, including emerging markets. Underlying Securities may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities of companies with principal business activities in the industry, if any, assigned to AI and Technology Companies.

The Fund’s equity portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s equity portfolio holdings will contribute to the Fund’s income generation. In addition, the Fund’s equity portfolio may provide capital appreciation. The Fund’s strategy may result in high portfolio turnover on an annual basis.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a weekly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid).  Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using an “AI and Technology ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of AI and Technology Companies). The Fund’s options strategies are applied consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of AI and Technology Companies and in options contracts on AI and Technology Companies and on AI and Technology ETFs. For purposes of the foregoing, the Fund defines an “AI and Technology Company” as a company that derives 50% or more of its revenue in one or more of the following proprietary sectors: (i) AI software and/or generative AI software, (ii) cloud infrastructure services (e.g., services that provide infrastructure-as-a-service to support the training of AI models), (iii) AI semiconductors (e.g., designing and manufacturing of key semiconductors for AI applications), (iv) network infrastructure (e.g., development of servers, storage, and networking equipment relevant for training and running generative AI models), (v) AI services (e.g., consulting and implementation services for generative AI software), (vi) software and information technology services companies, (vii) manufacturers and distributors of technology hardware and equipment (e.g., communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments), (viii) semiconductors and semiconductor equipment, (ix) interactive media and services, and (x) diversified consumer services, broadline retail, and entertainment companies involved in the foregoing. The Fund defines an “AI and Technology ETF” as a passively managed U.S.-listed ETF that seeks to track the performance of an AI or Technology Index. Lastly, the Fund defines an “AI or Technology Index” as a benchmark that tracks the performance of a selection of stocks from companies operating in the artificial intelligence and/or technology sectors.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of AI and Technology Companies and in options contracts on AI and Technology Companies and on AI and Technology ETFs.
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions, and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Crypto Industry and Technology Companies (each, an “Underlying Security”) (the “Equity Strategy”) and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Crypto Industry and Technology ETFs (described below). The Fund will also maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

The Fund does not invest directly in any digital assets (like bitcoin). The Fund does not invest directly in derivatives that track the performance of any digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of any digital assets. Investors seeking direct exposure to the price of a digital asset should consider an investment other than the Fund.

Equity Strategy

The Adviser selects the Crypto Industry and Technology Companies in which the Fund will invest. Crypto Industry and Technology Companies are companies engaged in crypto asset mining, blockchain technology development, crypto asset trading platforms, digital wallet services, decentralized finance (DeFi) platforms, smart contract technology, crypto asset hardware manufacturing, blockchain-as-a-service (BaaS), NFT-related platforms and services, and diversified financial services, payment processing, and technology providers within the crypto industry. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Crypto Industry and Technology Companies may include companies from foreign countries, including emerging markets. Underlying Securities may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities of companies with principal business activities in the industry, if any, assigned to Crypto Industry and Technology Companies.

The Fund’s equity portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s equity portfolio holdings will contribute to the Fund’s income generation. In addition, the Fund’s equity portfolio may provide capital appreciation. The Fund’s strategy may result in high portfolio turnover on an annual basis.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a weekly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid).  Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Crypto Industry and Technology ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Crypto Industry and Technology Companies). The Fund’s options strategies are applied consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

 The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Crypto Industry and Technology Companies and in options contracts on Crypto Industry and Technology Companies and on Crypto Industry and Technology ETFs. For purposes of the foregoing, the Fund defines a “Crypto Industry and Technology Company” as a company that derives 50% or more of its revenue in one or more of the following proprietary sectors: (i) crypto asset mining, (ii) blockchain technology development (e.g., companies providing infrastructure and tools for blockchain networks), (iii) crypto asset trading platforms, (iv) digital wallet providers, (v) decentralized finance (DeFi) platforms, (vi) companies involved in the development of smart contract technology, (vii) manufacturers and distributors of hardware related to crypto asset (e.g., mining rigs, hardware wallets, and other related equipment), (viii) companies providing blockchain-as-a-service (BaaS), (ix) interactive platforms and services related to NFTs (non-fungible tokens), and (x) diversified financial services, payment processing companies, and technology providers involved in the foregoing. The Fund defines an “Crypto Industry and Technology ETF” as a passively managed U.S.-listed ETF that seeks to track the performance of a Crypto Industry or Technology Index. Lastly, the Fund defines an “Crypto Industry or Technology Index” as a benchmark that tracks the performance of a selection of stocks from companies operating in the Crypto Industry and/or technology sectors.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Crypto Industry and Technology Companies and in options contracts on Crypto Industry and Technology Companies and on Crypto Industry and Technology ETFs.
YieldMax(R) China Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions, and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Greater China Companies (each, an “Underlying Security”) (the “Equity Strategy”) and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Greater China ETFs (described below). The Fund will also maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the Greater China Companies for the Fund’s investments. Greater China Companies are companies either incorporated or headquartered in China, Taiwan or Hong Kong. The Fund will generally invest in these companies through depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), but may also hold common stock or other forms of equity ownership. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s depositary receipts (e.g., ADR or GDR) or other equity ownership, and the liquidity of its options contracts. The Fund may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

The Fund’s equity portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s equity portfolio holdings will contribute to the Fund’s income generation. In addition, the Fund’s equity portfolio may provide capital appreciation. The Fund’s strategy may result in high portfolio turnover on an annual basis.

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a weekly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid).  Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Greater China ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Greater China Companies). The Fund’s options strategies are applied consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Greater China Companies, and in options contracts on Greater China Companies and on Greater China ETFs. For purposes of the foregoing, the Fund defines a “Greater China Company” as a company that is either incorporated or headquartered in China, Taiwan or Hong Kong. The Fund defines a “Greater China ETF” as a passively managed U.S.-listed ETF that seeks to track the performance of a Greater China Index. Lastly, the Fund defines a “Greater China Index” as a benchmark that tracks the performance of a selection of Greater China Companies.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Greater China Companies, and in options contracts on Greater China Companies and on Greater China ETFs.
YieldMax(R) Semiconductor Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions, and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Semiconductor Companies (each, an “Underlying Security”) (the “Equity Strategy”) and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Semiconductor ETFs (described below). The Fund will also maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the Semiconductor Companies in which the Fund will invest. Semiconductor Companies are companies that are involved in the design, manufacture, or sale of semiconductors or semiconductor equipment. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Semiconductor Companies may include companies from foreign countries, including emerging markets. Underlying Securities may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the same industry as that of the Semiconductor Companies, which subjects the Fund to specific industry-related risks.

The Fund’s equity portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s equity portfolio holdings will contribute to the Fund’s income generation. In addition, the Fund’s equity portfolio may provide capital appreciation. The Fund’s strategy may result in high portfolio turnover on an annual basis.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a weekly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid).  Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Semiconductor ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Semiconductor Companies). The Fund’s options strategies are applied consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC..

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Semiconductor Companies and in options contracts on Semiconductor Companies and on Semiconductor ETFs. For purposes of the foregoing, the Fund defines a “Semiconductor Company” as a company that generates at least 50% of its revenue from the design, manufacture, or sale of semiconductors or semiconductor equipment, and a “Semiconductor ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of a semiconductor index. Lastly, the Fund defines a “Semiconductor Index” as a benchmark that tracks the performance of a selection of stocks from companies operating in the semiconductor industry.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Semiconductor Companies and in options contracts on Semiconductor Companies and on Semiconductor ETFs.
YieldMax(R) Biotech & Pharma Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions, and (ii) capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Biotech and Pharma Companies (each, an “Underlying Security”) (the “Equity Strategy”) and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Biotech and Pharma ETFs (described below). The Fund will also maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the Biotech and Pharma Companies in which the Fund will invest. Biotech and Pharma Companies are companies involved in the research, development, manufacturing, and commercialization of biotechnological and pharmaceutical products. To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Biotech and Pharma Companies may include companies from foreign countries, including emerging markets. Underlying Securities may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the same industry group as that of the Biotech and Pharma Companies, which subjects the Fund to specific industry-related risks.

The Fund’s equity portfolio will generally be comprised of between fifteen and thirty companies. Dividends, if any, paid by the Fund’s equity portfolio holdings will contribute to the Fund’s income generation. In addition, the Fund’s equity portfolio may provide capital appreciation. The Fund’s strategy may result in high portfolio turnover on an annual basis.

Options Strategies– Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a weekly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid).  Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “Biotech and Pharma ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of an index primarily comprised of Biotech and Pharma Companies). The Fund’s options strategies are applied consistently, which for Underlying Securities includes whether they are held directly or through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Biotech and Pharma Companies and in options contracts on Biotech and Pharma Companies and on Biotech and Pharma ETFs. For purposes of the foregoing, the Fund defines a “Biotech and Pharma Company” as a company that generates at least 50% of its revenue from the research, development, manufacturing, and commercialization of biotechnological and pharmaceutical products, and a “Biotech and Pharma ETF” as a passively-managed, U.S.-listed ETF that seeks to track the performance of a biotech and/or pharma index.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Biotech and Pharma Companies and in options contracts on Biotech and Pharma Companies and on Biotech and Pharma ETFs.
YieldMaxTM MSTR Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate options premiums while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of MicroStrategy Incorporated d/b/a Strategy (“MSTR”). The Fund’s potential for gains from decreases in the share price of MSTR’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to seek to generate options premiums and provide indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while seeking to generate net options premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	options premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to provide cash distributions driven primarily from its generation of options premiums.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by the options premiums received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate options premiums. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate options premiums while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect option premium, as long as the Underlying Security does not decline significantly.
●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.
●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates option premium and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.
●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate options premiums while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Weekly

The Fund will seek to provide cash distributions at least weekly. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The options premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of premiums.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s options premiums received from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax® MSTR Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate options premiums for the Fund, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

MicroStrategy Incorporated d/b/a Strategy (“MSTR”)

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise analytics software business. MSTR is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 28, 2024 on the Nasdaq Global Select Market) was approximately $23.499 billion.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of MicroStrategy Incorporated d/b/a Strategy. The Fund has derived all disclosures contained in this document regarding MicroStrategy Incorporated d/b/a Strategy from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to MicroStrategy Incorporated d/b/a Strategy. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Incorporated d/b/a Strategy is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MicroStrategy Incorporated d/b/a Strategy (and therefore the price of WNTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MicroStrategy Incorporated d/b/a Strategy could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MSTR. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MSTR.

Moreover, MSTR has not participated in the development of the Fund’s investment strategy. MSTR does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. MSTR does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by MSTR.

YieldMax® and YieldMax® MSTR Short Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by MSTR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to MSTR. As of the date of the Prospectus, MSTR is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM AMD Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate options premiums while providing indirect inverse exposure to the share price (i.e., the price returns) of Advanced Micro Devices, Inc. (“AMD”). The Fund’s potential for gains from decreases in the share price of AMD’s shares is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to seek to generate options premiums and provide indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while seeking to generate net options premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	options premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to provide cash distributions driven primarily from its generation of options premiums.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by the options premiums received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate options premiums. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate options premiums while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect option premium, as long as the Underlying Security does not decline significantly.

●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates option premium and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate options premiums while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Weekly

The Fund will seek to provide cash distributions at least weekly. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The options premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of premiums.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s options premiums received from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax® AMD Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate options premiums for the Fund, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of the Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Advanced Micro Devices, Inc.

Advanced Micro Devices, Inc. is a global semiconductor company. Semiconductors are components used in a variety of electronic products and systems. AMD is listed on The NASDAQ Global Select Market. Per AMD’s most recent Form 10-K filing, the aggregate market value of AMD’s common stock, as of June 28, 2024, held by its non-affiliates was approximately $261.4 billion.

AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMD pursuant to the Exchange Act can be located by reference to the SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding AMD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of AMD or other securities of AMD. The Fund has derived all disclosures contained in this document regarding AMD from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to AMD. None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMD (and therefore the price of SAMD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AMD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation to you as to the performance of AMD.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AMD. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AMD.

Moreover, AMD has not participated in the development of the Fund’s investment strategy. AMD does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AMD does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AMD.

YieldMax® and YieldMax® AMD Short Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by AMD or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to AMD. As of the date of the Prospectus, AMD is assigned to the semiconductors and semiconductor equipment industry

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM AMZN Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate options premiums while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Amazon.com, Inc. (“AMZN”). The Fund’s potential for gains from decreases in the share prices of AMZN’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to seek to generate options premiums and provide indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while seeking to generate net options premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	options premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to provide cash distributions driven primarily from its generation of options premiums.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by the options premiums received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate options premiums. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate options premiums while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect option premium, as long as the Underlying Security does not decline significantly.
●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.
●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates option premium and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.
●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate options premiums while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Weekly

The Fund will seek to provide cash distributions at least weekly. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The options premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of premiums.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s options premiums received from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax® AMZN Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate options premiums for the Fund, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. Amazon.com, Inc. is listed on Nasdaq. Per AMZN’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of Amazon.com, Inc. as of June 30, 2024 was approximately $1.8 trillion.

Amazon.com, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMZN or other securities of Amazon.com, Inc. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Amazon.com, Inc. None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Amazon.com, Inc. (and therefore the price of AMZS at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Amazon.com, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation to you as to the performance of AMZN.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AMZN. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AMZN.

Moreover, AMZN has not participated in the development of the Fund’s investment strategy. AMZN does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AMZN does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AMZN

YieldMax® and YieldMax® AMZN Short Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by AMZN or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to AMZN. As of the date of the Prospectus, AMZN is assigned to the broadline retail industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM MARA Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate options premiums while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of MARA Holdings, Inc. (“MARA”). The Fund’s potential for gains from decreases in the share price of MARA’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to seek to generate options premiums and provide indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while seeking to generate net options premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	options premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to provide cash distributions driven primarily from its generation of options premiums.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by the options premiums received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate options premiums. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate options premiums while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect option premium, as long as the Underlying Security does not decline significantly.

●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates option premium and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate options premiums while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Weekly

The Fund will seek to provide cash distributions at least weekly. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The options premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of premiums.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s options premiums received from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax® MARA Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate options premiums for the Fund, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

MARA Holdings, Inc.

MARA Holdings, Inc. is a digital asset technology company that is principally engaged in producing or “mining” digital assets with a focus on the Bitcoin ecosystem. MARA is listed on the Nasdaq Stock Market LLC (“Nasdaq”). Per MARA’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of MARA (based on the last reported sale price of its class A common stock on June 28, 2024 on Nasdaq) was approximately $5.7 billion.

MARA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MARA pursuant to the Exchange Act can be located by reference to the SEC file number 001-36555 through the SEC’s website at www.sec.gov. In addition, information regarding MARA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MARA or other securities of MARA Holdings, Inc. The Fund has derived all disclosures contained in this document regarding MARA Holdings, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to MARA Holdings, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MARA Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MARA Holdings, Inc. (and therefore the price of MARD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MARA Holdings, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MARA.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MARA. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MARA.

Moreover, MARA Holdings, Inc. has not participated in the development of the Fund’s investment strategy. MARA does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. MARA does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by MARA.

YieldMax® and YieldMax® MARA Short Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by MARA or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to MARA. As of the date of the Prospectus, MARA is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM Bitcoin Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate options premiums while providing indirect inverse exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETPs”) that seek exposure to Bitcoin, which is a “cryptocurrency” (each an “Underlying ETP” and collectively, the “Underlying ETPs”). Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment. The Fund’s potential for gains from decreases in the share price of an Underlying ETP is limited as a result of the nature of the options strategy it employs. If the share price of an Underlying ETP significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to an Underlying ETP regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying ETP’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying ETP’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to seek to generate options premiums and provide indirect inverse exposure to the share price returns of an Underlying ETP, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying ETP’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while seeking to generate net options premiums.

An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and

●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying ETP decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of one or more Underlying ETPs,
●	options premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of each Underlying ETP.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETP’s share price decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Although the Fund may not fully benefit from decreases in an Underlying ETP’s share price, the Fund’s portfolio is designed to provide cash distributions driven primarily from its generation of options premiums.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

An Investment in the Fund is not an investment in an Underlying ETP. Further, an Investment in the Fund differs from “short selling” or “shorting” an Underlying ETP.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying ETP shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying ETP shares increase in value, which may not be offset by the options premiums received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in an Underlying ETP.

●	The Fund does not directly short any Underlying ETP.
●	Fund shareholders are not entitled to any Underlying ETP dividends.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying ETP and whose values are based on the share price of such Underlying ETP. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of an Underlying ETP.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying ETP it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying ETP. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying ETP, but rather seeks to synthetically replicate a short position in the Underlying ETP (i.e., it seeks inverse exposure to the share price movements of the Underlying ETP) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying ETP, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying ETP’s shares.

●	Covered put writing (where the Underlying ETP put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying ETP if it appreciates significantly in value.

However, this loss capping works only if the Underlying ETP’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying ETP, the Fund will write (sell) the Underlying ETP call options and, simultaneously, go long (buy) the Underlying ETP put options to try to replicate inverse exposure to the share price movements of the Underlying ETP. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying ETP at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying ETP’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying ETP decreases and to lose value when the share price of the Underlying ETP increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying ETP to generate options premiums. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying ETP’s share price at the time of such sales.

It is important to note that the sale of the Underlying ETP put option contracts will limit the Fund’s participation in decreases in the Underlying ETP’s share price. If the share price of the Underlying ETP decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying ETP’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying ETP and the sold (short) Underlying ETP put positions) will limit the Fund’s participation in decreases in the Underlying ETP’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying ETP’s share price, while still generating net options premiums. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying ETP is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate options premiums while managing downside risk. The Fund profits if the Underlying ETP’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect option premium, as long as the Underlying ETP does not decline significantly.
●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying ETP’s price falls below its strike price.
●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates option premium and benefits the Fund if the Underlying ETP’s price remains above the strike price of the sold put.
●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying ETP experiences a significant decline.

This combination allows the Fund to generate options premiums while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying ETP’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying ETP if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying ETP. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying ETP. However, this loss capping works only if the Underlying ETP’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying ETP at the time of the call purchase, and the share price of the Underlying ETP increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying ETP increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Weekly

The Fund will seek to provide cash distributions at least weekly. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) put option contracts on the Underlying ETP, as described above. The options premiums received from such option sales, will be primarily influenced by the volatility of the Underlying ETP shares, although other factors, including interest rates, will also impact the level of premiums.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s options premiums received from writing (selling) put option contracts on the Underlying ETP will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying ETP if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax® Bitcoin Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying ETP)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of purchase) to provide exposure to negative price returns of the Underlying ETP.

If the share price of the Underlying ETP decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying ETP.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying ETP.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying ETP.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying ETP at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate options premiums for the Fund, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying ETP at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying ETP, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying ETP’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying ETP below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying ETP’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying ETP at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying ETP experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying ETP equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known cryptocurrency, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to of one or more Underlying ETPs that seek exposure to Bitcoin.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to of one or more Underlying ETPs that seek exposure to Bitcoin.
YieldMaxTM META Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate options premiums while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Meta Platforms Inc. (“META”). The Fund’s potential for gains from decreases in the share price of META’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to seek to generate options premiums and provide indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while seeking to generate net options premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	options premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to provide cash distributions driven primarily from its generation of options premiums.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by the options premiums received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate options premiums. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate options premiums while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect option premium, as long as the Underlying Security does not decline significantly.
●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.
●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates option premium and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.
●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate options premiums while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Weekly

The Fund will seek to provide cash distributions at least weekly. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The options premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of premiums.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s options premiums received from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax® META Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate options premiums for the Fund, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Meta Platforms Inc.

Meta Platforms, Inc. is an operating company that operates a social technology company. Meta Platforms, Inc. builds technology that helps people connect, find communities and grow businesses. Its products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) headsets, wearables, and in-home devices. Meta Platforms, Inc. also helps people cover and learn about what is going on in the world around them, enable people to share their opinions, ideas, photos and videos, and other activities with audiences ranging from their closest family members and friends to the public at large, and stay connected everywhere by accessing its products. Meta Platforms, Inc. is listed on Nasdaq. Per Meta Platforms, Inc.’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of Meta Platforms, Inc. as of June 30, 2024, was approximately $1.1 trillion based upon the closing price reported for such date on Nasdaq.

Meta Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to META or other securities of Meta Platforms Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Meta Platforms Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Meta Platforms Inc. (and therefore the price of METS at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of META.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH META. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, META.

Moreover, META has not participated in the development of the Fund’s investment strategy. META does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. META does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by META.

YieldMax® and YieldMax® META Short Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by META or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to META. As of the date of the Prospectus, META is assigned to the interactive media & services industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM SMCI Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate options premiums while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Super Micro Computer Inc. (“SMCI”). The Fund’s potential for gains from decreases in the share price of SMCI’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to seek to generate options premiums and provide indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while seeking to generate net options premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	options premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to provide cash distributions driven primarily from its generation of options premiums.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by the options premiums received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate options premiums. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate options premiums while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect option premium, as long as the Underlying Security does not decline significantly.
●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.
●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates option premium and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.
●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate options premiums while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Weekly

The Fund will seek to provide cash distributions at least weekly. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The options premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of premiums.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s options premiums received from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax® SMCI Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate options premiums for the Fund, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net options premiums.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Super Micro Computer Inc.

Super Micro Computer Inc. specializes in designing and manufacturing high-performance server solutions and advanced computing technologies for enterprise, data center, cloud computing, and AI applications. SMCI is listed on the Nasdaq Global Select Market (“Nasdaq”). Per SMCI’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of SMCI (based on the last reported sale price of its common stock on December 31, 2024, on the Nasdaq Global Select Market) was approximately $15.5 billion.

SMCI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SMCI pursuant to the Exchange Act can be located by reference to SEC file number 001-33383 through the SEC’s website at www.sec.gov. In addition, information regarding SMCI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SMCI or other securities of SMCI. The Fund has derived all disclosures contained in this document regarding SMCI from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SMCI. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SMCI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SMCI (and therefore the price of YSMC at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SMCI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SMCI.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SMCI. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SMCI.

Moreover, SMCI has not participated in the development of the Fund’s investment strategy. SMCI does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SMCI does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SMCI.

YieldMax® and YieldMax® SMCI Short Option Income Strategy ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by SMCI or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to SMCI. As of the date of this Prospectus, SMCI is assigned to the technology hardware, storage & peripherals industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund follows a “passive management” (or indexing) approach to track the performance of the Index, before fees and expenses. The Index uses the Nasdaq Dorsey Wright Relative Strength Matrix methodology (the “Dorsey Wright methodology”) to select the securities included in the Index. The Index relates exclusively to the YieldMax® family of ETFs, specifically those that provide exposure to either the share price of (i) a specific operating company or (ii) one or more exchange traded funds (collectively, the “Evaluated Securities”).

For example, the YieldMax® TSLA Option Income Strategy ETF is eligible for inclusion in the Index. Its primary investment objective is to generate current income, with a secondary objective of providing exposure to the share price of Tesla, Inc. (“TSLA”) common stock, subject to a cap on potential gains. In this example, TSLA is considered the “Evaluated Security.” This is for illustrative purposes only, as the YieldMax® TSLA Option Income Strategy ETF and TSLA may not be Index constituents.

The Dorsey Wright methodology examines the Evaluated Securities that the eligible YieldMax® ETFs track, not the ETFs themselves. Using the example above, the methodology examines only TSLA, not the YieldMax® TSLA Option Income Strategy ETF itself. This focus on individual securities enables the Index methodology to identify those securities with the strongest price momentum (i.e., highest relative strength). Scores are assigned based on short- and long-term growth potential for each Evaluated Security, with rankings that determine Index inclusion.

At each rebalance, the Index is structured as follows:

●	40% of the five highest-ranked Evaluated Securities, according to the Dorsey Wright methodology (the “Underlying Securities”); and each Underlying Security represents approximately 8% of the Fund’s holdings, and

●	60% of the five corresponding YieldMax® ETFs providing exposure to these Underlying Securities (collectively, the “Index Constituents”); and each YieldMax® ETF represents approximately 12% of the Fund’s holdings.

Why Invest in the Fund?

The Fund seeks to provide targeted, rules-based exposure to select YieldMax® ETFs and their Underlying Securities by using the Dorsey Wright methodology. This approach is intended to capture growth by systematically identifying high-momentum securities with a potential for strong returns.

1.	Targeted Exposure to High-Momentum Assets: By investing in high-momentum securities, the Fund positions its portfolio to potentially benefit if selected securities continue their positive trends. The Dorsey Wright methodology ranks securities objectively, highlighting those that have demonstrated the highest relative strength (among those in the initial universe).

2.	Blend of Direct and ETF-Based Exposure: The Fund provides exposure to both the highest-ranking Underlying Securities and their corresponding YieldMax® ETFs. This approach combines direct performance with the distribution-focused strategies of YieldMax® ETFs.

3.	Efficient Cash Distribution Generation Potential: YieldMax® ETFs generally have a focus on providing regular cash distributions, and the Fund offers this potential benefit alongside potential capital appreciation.

Evaluated Securities and Eligible YieldMax® ETFs

To select Evaluated Securities for the Index, Dorsey, Wright & Associates, LLC (the “Index Provider”) reviews the universe of eligible YieldMax® ETFs. Each eligible YieldMax® ETF seeks to generate income and provide exposure, with some return limitations, to either (i) the share price of an individual company’s stock or (ii) one or more ETFs (each an “Evaluated Security” and each relevant issuer an “Underlying Issuer”). The Index excludes some YieldMax® ETFs, such as fund-of-funds, those that seek inverse (short) exposure to the performance of a security and ETFs whose investment or options strategies are designed to seek a target or defined annual distribution level. Please see “Additional Information About the Index” below for more information about excluded YieldMax® ETFs.

Index Methodology

The Dorsey Wright methodology uses “Point & Figure” charting, using closing prices of each Evaluated Security to track supply and demand dynamics. This approach focuses on major price movements while filtering out minor price swings, trading volume, and time. This charting technique emphasizes significant price trends and seeks to remove short-term noise. Specifically, Point & Figure charting marks an upward trend with columns of X’s and a downward trend with columns of O’s, only updating with significant price changes, thus filtering out minor price swings. Please see “Additional Information About the Index” below for an example of a Point & Figure chart.

The Dorsey Wright methodology evaluates each Evaluated Security’s relative strength, measuring its performance relative to other Equity Securities to identify current momentum trends. It then ranks Evaluated Securities by buy signal frequency, prioritizing those with the strongest positive momentum. By incorporating both short- and long-term indicators (spanning weeks to months or longer), the methodology aims to identify strategic opportunities while minimizing excessive turnover. Relative strength, as well as the methodology’s use of buy and sell signals, are further detailed in “Additional Information About the Index.”

Rebalancing and Reconstitution

The Index is rebalanced three business days before the last trading day of each month. Rebalancing adjusts the weightings of the existing Index Constituents to maintain the Index’s intended structure. At each rebalance, each Underlying Security represents about 8% of the Fund’s portfolio, and the five corresponding YieldMax® ETFs each represent approximately 12% of the Fund’s portfolio.

Reconstitution, which involves replacing Index Constituents, also occurs at this time but only if an Evaluated Security’s relative strength declines, causing it to rank 8th or lower compared to other Evaluated Securities. In such a case, new Index Constituent (i.e., a new higher ranked Evaluated Security and its corresponding YieldMax® ETF) will be added to the Index.

If an Underlying Security becomes ineligible for the Index between monthly reconstitutions (e.g., due to factors such as pending liquidation, delisting, or a merger), it (and its corresponding YieldMax® ETF) will be removed from the Index. Index Constituents removed under these circumstances will not be replaced until the next Index reconstitution. For example, if hypothetical XYZ Company, the focus of hypothetical YieldMax XYZ ETF, is delisted, both XYZ Company and the YieldMax XYZ ETF would be taken out of the Index. Neither will be replaced until the next monthly Index update.

Portfolio Construction

The Fund will typically hold ten Index Constituents, investing 40% of its assets in the five Underlying Securities and 60% of its assets in the five YieldMax® ETFs included in the Index.

The Fund will seek to make cash distributions on a weekly basis.

The Fund attempts to invest all, or substantially all, of its assets in the Index Constituents that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index Constituents. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index Constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund and each YieldMax® ETF are affiliated ETFs. The Fund is advised by Tidal Investments LLC (the “Adviser”), and each YieldMax® ETF is advised by the Adviser.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in industries or groups of industries to the same extent as the Index concentrates. As of October 24, 2025, Index constituents assigned to the Financial Services group of industries represented 42.11% of the Index and the Index constituents assigned to the Media & Entertainment group of industries represented 36.55% of the Index.

Eligible YieldMax® ETF Strategies

The Fund indirectly gains exposure to potential share price returns of selected Underlying Securities through its investment in YieldMax® ETFs. Each YieldMax® ETF, using a synthetic covered call strategy, captures only a portion of potential gains if its Underlying Security’s share price increases, but remains fully exposed to all losses if the share price decreases, which may not be offset by its generation of options premiums.

To supplement the YieldMax® ETFs’ strategies, the Fund also directly invests (typically 40% of its assets) in the Underlying Securities. This direct investment provides the Fund with uncapped exposure to share price gains, while still subjecting it to potential losses, which may not be offset by any options premiums received.

Each YieldMax® ETF’s covered call strategy generally consists of:

●	Long Exposure: Gaining synthetic exposure to the Underlying Security’s price movements through buying call options and selling put options. Exposure may also be obtained directly or synthetically via other types of derivative instruments.

●	Covered Call Strategies:

●	Covered Call Writing: Selling call options to generate options premiums, though this caps participation in price gains above certain levels.

●	Covered Call Spreads: Selling credit call spreads to potentially increase participation in the Underlying Security’s price appreciation.

●	U.S. Treasuries: Holding short-term U.S. Treasuries as collateral for options positions.

YieldMax® ETFs also aim to provide weekly cash distributions from options premiums and U.S. Treasury income, although ETF shareholders, including the Fund, do not receive Underlying Security dividends. However, the Fund may receive dividends on its direct holdings in Underlying Securities.

See “Additional Information About the Funds” below for more information about the investment strategies of the YieldMax® ETFs.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

Strategy Portfolio Concentration [Text]	The Fund will typically hold ten Index Constituents, investing 40% of its assets in the five Underlying Securities and 60% of its assets in the five YieldMax® ETFs included in the Index.
YieldMax(TM) Dorsey Wright Featured 5 Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund follows a “passive management” (or indexing) approach to track the performance of the Index, before fees and expenses. The Index uses the Nasdaq Dorsey Wright Relative Strength Matrix methodology (the “Dorsey Wright methodology”) to select the securities included in the Index. The Index relates exclusively to the YieldMax® family of ETFs, specifically those that provide exposure to either the share price of (i) a specific operating company or (ii) one or more exchange traded funds (collectively, the “Evaluated Securities”).

For example, the YieldMax® TSLA Option Income Strategy ETF is eligible for inclusion in the Index. Its primary investment objective is to generate current income, with a secondary objective of providing exposure to the share price of Tesla, Inc. (“TSLA”) common stock, subject to a cap on potential gains. In this example, TSLA is considered the “Evaluated Security.” This is for illustrative purposes only, as the ETF may not be an Index constituent.

The Dorsey Wright methodology examines the Evaluated Securities that the eligible YieldMax® ETFs track, not the ETFs themselves. Using the example above, the methodology examines only TSLA (not the YieldMax® ETF). This focus on individual securities enables the Index methodology to identify those with the strongest price momentum (i.e., highest relative strength). Scores are assigned based on short- and long-term growth potential for each Evaluated Security, with rankings that determine Index inclusion.

At each rebalance, the Index includes the five YieldMax® ETFs that seek exposure to the top five ranked Evaluated Securities, as identified by the Dorsey Wright methodology (these ETFs are “Index Constituents”).

Why Invest in the Fund?

The Fund seeks to provide targeted, rules-based exposure to select YieldMax® ETFs by using the Dorsey Wright methodology. This approach is intended to capture growth by systematically identifying high-momentum securities with a potential for strong returns.

1.	Targeted Exposure to High-Momentum Assets: By investing in YieldMax® ETFs with exposure to high-momentum securities, the Fund positions its portfolio to potentially benefit if selected securities continue their positive trends. The Dorsey Wright methodology ranks assets objectively, highlighting those that have demonstrated the highest relative strength (among those in the initial universe).

2.	Efficient Cash Distribution Generation Potential: YieldMax® ETFs generally have a focus on providing regular cash distributions, and the Fund offers this potential benefit alongside potential capital appreciation.

Evaluated Securities and Eligible YieldMax® ETFs

To select Evaluated Securities for the Index, Dorsey, Wright & Associates, LLC (the “Index Provider”) reviews the universe of eligible YieldMax® ETFs. Each eligible YieldMax® ETF seeks to generate income and provide exposure, with some return limitations, to either (i) the share price of an individual company’s stock or (ii) one or more ETFs (each an “Evaluated Security” and each relevant issuer an “Underlying Issuer”). The Index excludes some YieldMax® ETFs, such as fund-of-funds, those that seek inverse (short) exposure to the performance of a security and ETFs whose investment or options strategies are designed to seek a target or defined annual distribution level. Please see “Additional Information About the Index” below for more information about excluded YieldMax® ETFs.

Index Methodology

The Dorsey Wright methodology uses “Point & Figure” charting, using closing prices of each Evaluated Security to track supply and demand dynamics. This approach focuses on major price movements while filtering out minor price swings, trading volume, and time. This charting technique emphasizes significant price trends and seeks to remove short-term noise. Specifically, Point & Figure charting marks an upward trend with columns of X’s and a downward trend with columns of O’s, only updating with significant price changes, thus filtering out minor price swings. Please see “Additional Information About the Index” below for an example of a Point & Figure chart.

The Dorsey Wright methodology evaluates each Evaluated Security’s relative strength, measuring its performance relative to other Evaluated Securities to identify current momentum trends. It then ranks Evaluated Securities by buy signal frequency, prioritizing those with the strongest positive momentum. By incorporating both short- and long-term indicators (spanning weeks to months or longer), the methodology aims to identify strategic opportunities while minimizing excessive turnover. Relative strength, as well as the methodology’s use of buy and sell signals, are further detailed in “Additional Information About the Index.”

Rebalancing and Reconstitution

The Index is rebalanced three business days before the last trading day of each month. Rebalancing adjusts the weightings of the existing Index Constituents to maintain the Index’s intended structure. At each rebalance, each Index Constituent represents approximately 20% of the Fund’s portfolio.

Reconstitution, which involves replacing Index Constituents, also occurs at this time but only if an Evaluated Security’s relative strength declines, causing it to rank 8th or lower compared to other Evaluated Securities. In such a case, a new Index Constituent (i.e., a new YieldMax® ETF that corresponds to the higher ranked Evaluated Security) will be added to the Index.

If a YieldMax® ETF becomes ineligible for the Index between monthly reconstitutions (e.g., due to factors such as pending liquidation, delisting, or a merger of its Evaluated Security), it will be removed from the Index. Index Constituents removed under these circumstances will not be replaced until the next Index reconstitution. For example, if hypothetical XYZ Company, the focus of the hypothetical YieldMax XYZ ETF, is delisted, the YieldMax XYZ ETF would be taken out of the Index. It would not be replaced until the next monthly Index update.

Portfolio Construction

The Fund will typically hold five Index Constituents. The Fund will seek to make cash distributions on a weekly basis.

The Fund attempts to invest all, or substantially all, of its assets in the Index Constituents that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index Constituents. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index Constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund and each YieldMax® ETF are affiliated ETFs. The Fund is advised by Tidal Investments LLC (the “Adviser”), and each YieldMax® ETF is advised by the Adviser.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in industries or groups of industries to the same extent as the Index concentrates. As of October 24, 2025, Index constituents assigned to the Financial Services group of industries represented 40.16% of the Index and the Index constituents assigned to the Media & Entertainment group of industries represented 36.09% of the Index.

Eligible YieldMax® ETF Strategies

The Fund indirectly gains exposure to potential share price returns of selected Underlying Securities through its investment in YieldMax® ETFs. Each YieldMax® ETF, using a synthetic covered call strategy, captures only a portion of potential gains if its Underlying Security’s share price increases, but remains fully exposed to all losses if the share price decreases, which may not be offset by its generation of options premiums.

Each YieldMax® ETF’s covered call strategy generally consists of:

●	Long Exposure: Gaining synthetic exposure to the Underlying Security’s price movements through buying call options and selling put options. Exposure may also be obtained directly or synthetically via other types of derivative instruments.

●	Covered Call Strategies:

●	Covered Call Writing: Selling call options to generate options premiums, though this caps participation in price gains above certain levels.

●	Covered Call Spreads: Selling credit call spreads to potentially increase participation in the Underlying Security’s price appreciation.

●	U.S. Treasuries: Holding short-term U.S. Treasuries as collateral for options positions.

YieldMax® ETFs also aim to provide weekly cash distributions from options premiums and U.S. Treasury income, although ETF shareholders, including the Fund, do not receive Underlying Security dividends. However, the Fund may receive dividends on its direct holdings in Underlying Securities.

See “Additional Information About the Funds” below for more information about the investment strategies of the YieldMax® ETFs.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing a synthetic covered call strategy, designed to generate weekly cash distributions from options premiums while also providing exposure to the price return of the Nasdaq 100 index (the “Index”) (described more below). In executing this strategy, the Fund will utilize call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to generate income from uninvested cash.

Call Option Strategy

The Fund’s synthetic covered call strategy involves a combination of selling and purchasing call options on the Index or on one or more Index ETFs. Each business day, typically at market open or shortly thereafter, the Fund sells out-of-the-money (OTM) call options on the Index (or Index ETFs) with zero days to expiration (“0DTE”) meaning these options expire at the end of the same day they are sold. OTM options are those with a strike price above the current value of the Index. The Fund, as the option seller, receives a premium (payment from the buyer) in exchange for the option. When the Fund sells call options, it receives a premium, but limits its potential upside from increases in the market value of the underlying asset to the sum of the option’s exercise price and the premium received. Accordingly, the Fund’s strategy is designed to generate consistent cash distributions, but with a cap on the Fund’s ability to fully participate in market gains above the exercise price.

To establish synthetic long exposure to the Index, the Fund also purchases deep-in-the-money (ITM) call options on the Index (or Index ETFs). Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. This is because Deep-ITM options have a price that moves nearly one-for-one with the Index due to their high intrinsic value, effectively mirroring the Index’s performance. This synthetic structure—combining sold call options for options premiums with purchased calls for Index exposure—characterizes the strategy as a “synthetic covered call,” as opposed to a traditional covered call, where a security is owned outright.

Options Premiums and Indirect Participation in Index Performance

The Fund’s cash distributions are primarily generated by selling out-of-the-money 0DTE call options on a daily basis. The premium received from these call options is intended to contribute to the Fund’s income objective, but this approach may cap the Fund’s participation in potential Index gains. Specifically, if the Index appreciates beyond the strike price of the sold call options, the positions will limit the Fund’s potential upside, offsetting the gains from its long Index exposure. For example, excluding the premium from the sold call, if the Fund sells call options 1% out-of-the-money and the Index appreciates by 3% on a given day, the Fund’s net return will be 1%. This is equal to the 3% gain from its long call exposure, reduced by the 2% loss on its sold call options.

This strategy effectively converts a portion of the potential growth in the Index’s price return into options premiums, balancing the income objective with limited exposure to the Index’s upside. Conversely, if the Index declines, the premiums earned on sold call options may partially offset losses from the Fund’s synthetic long position.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

FLEX Options and European-Style Index Options

The Fund’s investment in options includes both standard exchange-traded options and FLexible Exchange® options (“FLEX Options”), which allow for customization of key terms such as strike price, expiration date, and exercise style. Both exchange-traded options and FLEX Options are listed on regulated U.S. exchanges and are guaranteed for settlement by the Options Clearing Corporation (OCC), which mitigates counterparty risk. The options utilized by the Fund are index options and are cash-settled, “European-style” options, meaning they can only be exercised at expiration (in contrast to “American-style” options, which can be exercised at any time before expiration).

Distribution Policy

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following two ways:

●	Writing (selling) call option contracts on the Index (or Index ETFs) as described above.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Additional Fund Attributes

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Nasdaq 100 experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing a synthetic covered call strategy, designed to generate weekly cash distributions from options premiums while also providing exposure to the price return of the S&P 500 Index (the “Index”) (described more below). In executing this strategy, the Fund will utilize call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to generate income from uninvested cash.

Call Option Strategy

The Fund’s synthetic covered call strategy involves a combination of selling and purchasing call options on the Index or on one or more Index ETFs. Each business day, typically at market open or shortly thereafter, the Fund sells out-of-the-money (OTM) call options on the Index (or Index ETFs) with zero days to expiration (“0DTE”) meaning these options expire at the end of the same day they are sold. OTM options are those with a strike price above the current value of the Index. The Fund, as the option seller, receives a premium (payment from the buyer) in exchange for the option. When the Fund sells call options, it receives a premium, but limits its potential upside from increases in the market value of the underlying asset to the sum of the option’s exercise price and the premium received. Accordingly, the Fund’s strategy is designed to generate consistent cash distributions, but with a cap on the Fund’s ability to fully participate in market gains above the exercise price.

To establish synthetic long exposure to the Index, the Fund also purchases deep-in-the-money (ITM) call options on the Index (or Index ETFs). Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. This is because Deep-ITM options have a price that moves nearly one-for-one with the Index due to their high intrinsic value, effectively mirroring the Index’s performance. This synthetic structure—combining sold call options for options premiums with purchased calls for Index exposure—characterizes the strategy as a “synthetic covered call,” as opposed to a traditional covered call, where a security is owned outright.

Options Premiums and Indirect Participation in Index Performance

The Fund’s cash distributions are primarily generated by selling out-of-the-money 0DTE call options on a daily basis. The premium received from these call options is intended to contribute to the Fund’s income objective, but this approach may cap the Fund’s participation in potential Index gains. Specifically, if the Index appreciates beyond the strike price of the sold call options, the positions will limit the Fund’s potential upside, offsetting the gains from its long Index exposure. For example, excluding the premium from the sold call, if the Fund sells call options 1% out-of-the-money and the Index appreciates by 3% on a given day, the Fund’s net return will be 1%. This is equal to the 3% gain from its long call exposure, reduced by the 2% loss on its sold call options.

This strategy effectively converts a portion of the potential growth in the Index’s price return into options premiums, balancing the income objective with limited exposure to the Index’s upside. Conversely, if the Index declines, the premiums earned on sold call options may partially offset losses from the Fund’s synthetic long position.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

FLEX Options and European-Style Index Options

The Fund’s investment in options includes both standard exchange-traded options and FLexible Exchange® options (“FLEX Options”), which allow for customization of key terms such as strike price, expiration date, and exercise style. Both exchange-traded options and FLEX Options are listed on regulated U.S. exchanges and are guaranteed for settlement by the Options Clearing Corporation (OCC), which mitigates counterparty risk. The options utilized by the Fund are index options and are cash-settled, “European-style” options, meaning they can only be exercised at expiration (in contrast to “American-style” options, which can be exercised at any time before expiration).

Distribution Policy

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following two ways:

●	Writing (selling) call option contracts on the Index (or Index ETFs) as described above.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Additional Fund Attributes

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.

Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the S&P 500 has shown long-term growth over its history.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing a synthetic covered call strategy, designed to generate weekly cash distributions from options premiums while also providing exposure to the price return of the Russell 2000 Index (the “Index”) (described more below). In executing this strategy, the Fund will utilize call options that reference the Index or on passively managed ETFs that seek to track the Index’s performance (“Index ETFs”). Additionally, the Fund will invest in short-term U.S. Treasury securities and money market funds to generate income from uninvested cash.

Call Option Strategy

The Fund’s synthetic covered call strategy involves a combination of selling and purchasing call options on the Index or on one or more Index ETFs. Each business day, typically at market open or shortly thereafter, the Fund sells out-of-the-money (OTM) call options on the Index (or Index ETFs) with zero days to expiration (“0DTE”) meaning these options expire at the end of the same day they are sold. OTM options are those with a strike price above the current value of the Index. The Fund, as the option seller, receives a premium (payment from the buyer) in exchange for the option. When the Fund sells call options, it receives a premium, but limits its potential upside from increases in the market value of the underlying asset to the sum of the option’s exercise price and the premium received. Accordingly, the Fund’s strategy is designed to generate consistent cash distributions, but with a cap on the Fund’s ability to fully participate in market gains above the exercise price.

To establish synthetic long exposure to the Index, the Fund also purchases deep-in-the-money (ITM) call options on the Index (or Index ETFs). Deep-ITM call options are those where the current Index level is substantially above the strike price, providing the Fund with price exposure to the Index’s returns, similar to owning the Index’s securities directly. This is because Deep-ITM options have a price that moves nearly one-for-one with the Index due to their high intrinsic value, effectively mirroring the Index’s performance. This synthetic structure—combining sold call options for options premiums with purchased calls for Index exposure—characterizes the strategy as a “synthetic covered call,” as opposed to a traditional covered call, where a security is owned outright.

Options Premiums and Indirect Participation in Index Performance

The Fund’s cash distributions are primarily generated by selling out-of-the-money 0DTE call options on a daily basis. The premium received from these call options is intended to contribute to the Fund’s income objective, but this approach may cap the Fund’s participation in potential Index gains. Specifically, if the Index appreciates beyond the strike price of the sold call options, the positions will limit the Fund’s potential upside, offsetting the gains from its long Index exposure. For example, excluding the premium from the sold call, if the Fund sells call options 1% out-of-the-money and the Index appreciates by 3% on a given day, the Fund’s net return will be 1%. This is equal to the 3% gain from its long call exposure, reduced by the 2% loss on its sold call options.

This strategy effectively converts a portion of the potential growth in the Index’s price return into options premiums, balancing the income objective with limited exposure to the Index’s upside. Conversely, if the Index declines, the premiums earned on sold call options may partially offset losses from the Fund’s synthetic long position.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

FLEX Options and European-Style Index Options

The Fund’s investment in options includes both standard exchange-traded options and FLexible Exchange® options (“FLEX Options”), which allow for customization of key terms such as strike price, expiration date, and exercise style. Both exchange-traded options and FLEX Options are listed on regulated U.S. exchanges and are guaranteed for settlement by the Options Clearing Corporation (OCC), which mitigates counterparty risk. The options utilized by the Fund are index options and are cash-settled, “European-style” options, meaning they can only be exercised at expiration (in contrast to “American-style” options, which can be exercised at any time before expiration).

Distribution Policy

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following two ways:

●	Writing (selling) call option contracts on the Index (or Index ETFs) as described above.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Additional Fund Attributes

The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund’s investment exposure will be concentrated in (or substantially exposed to) the same industry or group of industries to the extent the Index is so concentrated.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Russell 2000 Index is a widely recognized benchmark index that tracks the performance of approximately 2000 small-cap companies in the United States. These are the smallest companies listed in the Russell 3000 Index, representing approximately 5% of that index’s total market capitalization.

The Russell 2000 is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Russell 2000, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis in 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in 0DTE options contracts that use the Index as the reference asset.